Employee Benefit Plans Summary of all Directors' Restricted Stock Activity (Detail) - Non Employee Director Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested equity awards	$ 1.0	$ 0.9	$ 0.9
Number of Shares
Beginning of year	29,206	39,403	38,451
Add (deduct):
Granted	30,439	29,206	39,403
Vested	(29,206)	(39,403)	(38,451)
End of year	30,439	29,206	39,403
Weighted Average Grant Date Fair Value
Beginning of year	$ 105.16	$ 74.77	$ 73.43
Granted	109.75	105.16	74.77
Vested	105.16	74.77	73.43
End of year	$ 109.75	$ 105.16	$ 74.77